Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	707	845
Number of consolidated structured entities in the Group	251	305
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	506	612
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	201	233
Restricted liquidity reserves in EUR b.	€ 35	€ 24